Staff Costs	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Staff Costs
7.	STAFF COSTS

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$
Salaries and bonuses	67,187,493	93,703,848	93,660,617
Pension scheme contributions (defined contribution schemes)	837,020	903,649	749,664

	68,024,513	94,607,497	94,410,281